Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000026729 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026729 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026729 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026729 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026729 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026729 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026729 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000026729 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000026729 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000026729 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000026731 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026731 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026731 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026731 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026731 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026731 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026731 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000026731 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000026731 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000026731 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000176447 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176447 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176447 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000176447 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000176447 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176447 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000176447 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000176447 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000176447 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000176447 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000026732 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026732 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026732 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026732 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026732 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026732 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026732 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000026732 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000026732 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000026732 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000055072 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000055072 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000055072 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055072 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000055072 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000055072 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000055072 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000055072 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000055072 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000055072 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000055073 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000055073 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000055073 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055073 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000055073 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000055073 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000055073 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000055073 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000055073 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000055073 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000138433 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000138433 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000138433 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000138433 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000138433 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000138433 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000138433 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000138433 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000138433 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000138433 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000055075 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000055075 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000055075 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055075 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000055075 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000055075 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000055075 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000055075 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000055075 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000055075 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000055074 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000055074 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000055074 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055074 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000055074 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000055074 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000055074 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000055074 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000055074 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000055074 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000026733 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026733 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026733 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026733 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026733 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026733 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026733 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000026733 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000026733 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000026733 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000026733 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026735 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026735 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026735 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026735 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026735 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026735 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026735 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000026735 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000026735 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000026735 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000026735 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000164583 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164583 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164583 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000164583 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000164583 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164583 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000164583 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000164583 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000164583 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000164583 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000164583 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000195257 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000195257 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000195257 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195257 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195257 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000195257 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000195257 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000195257 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000195257 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000195257 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000195257 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026736 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026736 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026736 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026736 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026736 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026736 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026736 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000026736 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000026736 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000026736 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000026736 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026743 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026743 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000026743 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026743 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026743 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026743 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000026743 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000026743 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000026743 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000026743 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000026743 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026745 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026745 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000026745 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026745 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026745 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026745 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000026745 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000026745 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000026745 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000026745 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000026745 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000082649 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000082649 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000082649 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000082649 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000082649 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000082649 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000082649 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000082649 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000082649 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000082649 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000082649 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000043493 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000043493 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000043493 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000043493 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000043493 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000043493 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000043493 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000043493 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000043493 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000043493 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000043493 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.30%